Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%
Average effective tax rate	30.50%	34.80%	24.50%
Goodwill impairment	$ 41	$ 7,349	$ 0
– non-deductible goodwill write-down	0.00%	10.70%	0.00%
– non-deductible UK customer compensation	(0.20%)	2.90%	0.10%
– UK tax losses not recognised	$ 444	$ 364	$ 435
– non-UK movements in unrecognised deferred tax	$ 608	$ 12	$ 32
Increase in tax rate effect of non deductible UK customer compensation		3.10%
Increase (decrease) in tax rate effect of tax losses	9.20%
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	21.00%	20.90%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%
France
Summary Of Income Taxes [Line Items]
– non-UK movements in unrecognised deferred tax	$ 400